Construction contracts in progress (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Construction Contracts [Abstract]
Revenue in the respective year	$ 1,561,526,000	$ 1,527,904,000
Amounts due from customers under construction contracts	310,924,000	278,792,000
Amounts due to customers under construction contracts	(56,422,000)	(56,068,000)
Retentions held by customers for contract work in progress	$ 11,541,000	$ 11,971,000